Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Description of Plan
1. Description of Plan
The following description of the
Capital City Bank Group, Inc.
401(k) Plan (the “Plan”) provides general
information
about
the
Plan’s
provisions.
Capital
City
Bank
Group,
Inc.
(the
“Company”)
is
the
plan
sponsor.
Participants
should
refer
to
the
Plan
document
and
Summary
Plan
Description
for
a
more
complete description of the Plan’s provisions, copies of which may be obtained from the plan sponsor.
General
The Plan
is a
defined contribution
retirement plan
established under
the provisions
of Section
401(a) of
the Internal
Revenue Code
(the “IRC”),
which includes
a qualified
deferred arrangement as
described in
Section
401(k)
of
the
IRC.
The
Plan
is
intended
to
provide
benefits
to
all
eligible
employees
of
the
Company.
Employees
of
the
Company
who
are
not
excluded
and
otherwise
meet
the
requirements
become eligible
to participate
in the
Plan at
the time
of
employment. Employees
may enter
the
Plan on
the first day
of the month
coinciding with or
following the date
on which the
employee becomes eligible
to participate in the Plan.
Capital
City
Home
Loans,
LLC
(“CCHL”)
became
a
wholly
owned
subsidiary
of
the
Company
on
January 1, 2025.
The Plan was restated to include the
employees of CCHL effective January
1, 2025 and
merge
the
assets of
the
Capital City
Home Loans
401(k) Plan
into the
Plan effective
January 15,
2025.
Additionally, the
Plan was amended to permit
existing participant loan balances transferred
in the merger
to remain
outstanding; however,
no
new participant
loans are
permitted.
In connection
with the
merger,
net
assets
totaling
approximately
$
17.3
million
were
transferred
into
the
Plan
and
are
presented
as
“Transfer
of
net
assets
from
Capital City
Home Loans
401(k)
Plan”
in
the
accompanying Statement
of
Changes in
Net Assets
Available
for
Benefits.
The transferred
balances primarily
included participant-
directed
investments
of
$
16.6
million,
participant
loans
of
$
0.3
million,
and
employer
contribution
receivables,
inclusive
of
forfeiture
balances
applied
against
such
contributions,
totaling
$
0.4
million
related to the predecessor plan year.
The overall responsibility for administering the Plan rests with the Company.
However, the Company has
delegated
administration
of
the
Plan
to
the
Company’s
Retirement
Committee
(the
“Plan
Administrator”).
The
administrative
and
record-keeping
services
are
outsourced
to
Empower
Annuity
Insurance
Company
of
America,
while
Reliance
Trust
serves
as
trustee
and
asset
custodian.
Strategic
Retirement Partners served as the 3(38) fiduciary for the plan year ended December
31, 2025.
Contributions
Each year,
participants may
elect to
contribute up
to
100
% of
pretax annual
compensation, as
defined in
the Plan
document and
subject to
certain limitations
under the
IRC.
Participants may
choose to
change
their deferral
percentage at
any time.
The Plan
also includes
an automatic
contribution arrangement
that
applies to
new or
re-hired employees
of the
Company.
The automatic
deferral amount
is
3
% of
eligible
compensation.
The Plan
auto-escalates participants’
deferral rate
by
1
% annually
each June
until a
6%
deferral rate
is achieved.
Employees who
do not
wish to
be automatically
enrolled or
auto-escalate may
elect not
to defer
or to
defer another percentage.
The Plan
also allows
participants who reach
the age
of
50
during
the
taxable
year
to
make
catch-up
contributions
which
would
exceed
the
ordinary
deferral
limits imposed by Internal Revenue
Code Section 402(g).
The Plan also allows participants
to contribute
monies as Roth contributions, subject to the same limitations as are in place for pretax contributions.
For 2025, the Company provided a 50
% discretionary match on participant
contributions of
6 % or less of
eligible compensation.
Only employees hired after
January 1, 2002, and
who have completed
90 days
of
service, are eligible
for this match.
In addition, employees hired
or rehired after
December 31, 2019,
are
eligible to receive a
separate non-elective contribution equal to
3
% of their eligible
annual compensation,
calculated
on
a
payroll
basis.
Ninety days
of
service
is
required
before
this
non-elective
contribution
begins.
No
additional discretionary employer contributions were made for 2025.
Effective
April
1,
2026,
the
Plan
was
amended
to
extend
the
1
%
automatic
escalation
feature
until
participant
deferrals
reach
10
%.
Effective
April
1,
2026,
the
Company
approved
increasing
the
discretionary employer match on
participant contributions to a
50
% match on participant
contributions of
7 % or less of eligible compensation.
Participant Accounts
Each
participant’s
account
is
credited
with
the
participant’s
contribution,
the
Company
matching
contributions, and effective January
1, 2020 the
3
% non-elective contribution for
eligible employees, and
allocations of Plan earnings based on the participant’s
investment elections.
Administrative expenses and
any
applicable
withdrawal
fees
are
paid
by
the
Plan,
the
participants,
or
directly
by
the
Company,
as
defined in
the Plan document
and/or vendor agreements.
The benefit to
which a participant
is entitled is
the
benefit
that
can
be
provided
from
the
participant’s
vested
account.
Each
participant
directs
the
investment of his or her account to any of the investment options available under the Plan.
Vesting
Participants
are
immediately
vested
in
their
contributions
plus
actual
earnings
thereon.
Vesting
in
the
Company’s matching portion (including the 3 % non-elective contributions) plus actual earnings thereon is based on
years of
credited service.
A participant
is
100
%
vested in
the Company’s
matching,
3
%
non-
elective and discretionary contributions (if any), and related earnings thereon, after three years of credited
service (on
a cliff
basis).
Credited service
for
vesting purposes
requires
1,000 Hours
of
Service during
the Plan year.
As
part
of
the
January
1,
2025
CCHL
Plan
merger,
transferred
participants
retained
vested
balances
earned under the predecessor plan terms and become fully vested upon 3 years of service.
A participant becomes fully vested in his or her account balance upon retirement, death or disability.
Notes Receivable from Participants
Participants
in
the
legacy
Capital
City
Home
Loans
401(k)
Plan
were
previously
permitted
to
borrow
from their
fund accounts
at minimum
of $
1,000
up to
a maximum
equal to
the lesser
of $
50,000
or
50%
of their
vested account
balance.
The loans
are secured
by the
balance in
the participant’s
account.
The
loan interest rate was based on Prime rate
plus
1
% on the date of the
loan.
Effective October 1, 2024, the
Capital City Home
Loans 401(k) Plan ceased
permitting new participant loans;
however, participant loan
balances
outstanding
prior
to
such
date
were
transferred
to
the
Plan
in
connection
with
the
merger
on
January
1,
2025.
Outstanding
principal
and
interest
is
repaid
through
monthly
payroll
deductions
in
accordance with the original
loan terms. No additional
participant loans are permitted
under the amended
Plan provisions.
Forfeitures
Forfeitures
may
be,
and
are,
used
to
reduce
employer
contributions
(either
non-elective
or
matching
contributions)
and/or
pay
Plan
expenses,
including
Plan
administrative
expenses.
Unallocated
forfeited
balances
as
of
December
31,
2025
and
2024
were
approximately
$
43,900
and
$
44,800
,
respectively.
During
2025,
forfeitures
of
approximately
$
77,300
were
allocated
to
participant
accounts
to
offset
administrative
expenses.
The
Company
used
forfeitures
of
approximately
$
55,000
to
reduce
Company
contributions in 2025.
Payment of Benefits
Upon
termination
of
service
due
to
death,
disability,
retirement
or
other
reason,
participants
(or
their
beneficiary
in
the
event
of
death)
will,
upon
request,
receive
a
lump-sum
amount,
or
other
installment
distributions, as permitted by the Plan Document, equal to the value of the vested interest in their account.
Participants may
also receive
a distribution
while in
service upon
demonstration of
financial hardship
or
reaching age 59
½.
Participants that are
qualified reservists and
are called upon
for active duty
for more
than 179 days or an indefinite period may receive a distribution.
Administrative Expenses
The Plan’s
administrative expenses
were paid,
pro rata,
by participants.
Forfeitures were
used to
offset
participant
expenses.
Expenses
relating
to
purchases,
sales,
transfers
or
distributions
of
the
Plan’s
investments are charged to the particular investment fund and/or participant to which the expense relates.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its
contributions
at
any
time
and
to
terminate
the
Plan
subject
to
the
provisions
of
the
Employee
Retirement
Income
Security
Act
of
1974,
as
amended
(ERISA).
In
the
event
of
Plan
termination,
participants would become 100 % vested in their employer contributions and earnings thereon.
Amendments
On
September
18,
2024,
the
Plan
was
amended
to
allow
auto
portability
effective
January
1,
2025,
whereby upon
termination a
third-party service
provider will
move the
terminated participant’s
account
balance to an active account at a new employer’s plan.